Consolidated Balance Sheets	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Current assets
Cash and cash equivalents	$ 2,594,617	$ 330,946	$ 23,878,899
Accounts receivable	4,209,155	536,882	2,556,293
Deposits, prepayments and other receivables	16,033,973	2,045,150	5,771,582
Income tax recoverable	983,298	125,421	630,920
Total current assets	24,208,166	3,087,777	33,081,894
Non-current assets
Property and equipment	122,529	15,629	192,545
Games development costs	10,192,000	1,300,000	8,190,000
Right-of-use assets	532,611	67,935	134,352
Total non-current assets	10,847,140	1,383,564	8,516,897
Total assets	35,055,306	4,471,341	41,598,791
Current liabilities
Contract liabilities	29,125	3,715	0
Accounts payable	1,673,603	213,470	1,287,054
Amounts due to directors	525,280	67,000	0
Amounts due to shareholders	5,096,003	650,000	1,409,403
Operating lease liabilities	397,457	50,696	134,352
Accruals and other payables	5,367,819	684,671	877,685
Bank and other borrowings	9,327,709	1,189,759	913,024
Total current liabilities	22,450,916	2,863,638	4,675,593
Non-current liabilities
Operating lease liabilities	135,154	17,239	0
Bank and other borrowings	6,267,000	799,362	7,217,849
Deferred tax liabilities	14,540	1,855	23,684
Total liabilities	28,867,610	3,682,094	11,917,126
Shareholders’ equity
Ordinary shares, authorized to issue an unlimited number of ordinary shares of no par value, 5,100,000 issued and outstanding as of March 31, 2025 and 2026*, respectively	77,500	9,885	77,500
Additional Paid-in Capital	53,833,769	6,866,552	53,833,769
Accumulated other comprehensive loss	(1,875)	(239)	(11,983)
Accumulated deficit	(47,700,000)	(6,086,951)	(24,217,621)
Total shareholders’ equity	6,187,696	789,247	29,681,665
Total liabilities and shareholders’ equity	35,055,306	4,471,341	41,598,791
Related Party [Member]
Current assets
Amount due from a related party	387,123	49,378	244,200
Current liabilities
Amounts due to related parties	$ 33,920	$ 4,327	$ 54,075